Derivative Instruments and Hedging Activities	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities

(7)          Derivative Instruments and Hedging Activities

The Company records all derivatives on its consolidated balance sheet at fair value. As of March 31, 2020 and December 31, 2019, the Company had outstanding interest rate derivatives with third parties in which the Company pays a fixed interest rate and receives a rate equal to the one-month LIBOR. The notional associated with the swap agreements was $250,000,000 as of March 31, 2020 and December 31, 2019 and have maturity dates at certain dates through March 2024. Prior to August 22, 2019, the interest rate swap agreements were not designated as cash flow hedging instruments for accounting purposes and accordingly changes in fair value of the interest rate swap agreements were recorded in earnings. On August 22, 2019, the Company designated its swaps as effective cash flow hedges of interest rate risk. Accordingly, subsequent to August 22, 2019, changes in the fair value of the interest rate swaps are recorded as a component of accumulated other comprehensive income (loss) within stockholders’ equity and subsequently reclassified into interest expense in the same period during which the hedged transaction affects earnings.

The table below presents the fair value of the Company’s derivative financial instruments as well as their classification in the consolidated balance sheets at March 31, 2020 and December 31, 2019:

	As of March 31, 2020
	Balance Sheet	Fair Value
	Location	Asset (Liability)
Derivatives designated as hedging instruments:
Interest rate swap agreements	Other current liabilities	$(5,373,647)
Interest rate swap agreements	Other long-term liabilities	(13,675,476)
Total derivatives designated as hedging instruments		$(19,049,123)

	As of December 31, 2019
	Balance Sheet	Fair Value
	Location	Asset (Liability)
Derivatives designated as hedging instruments:
Interest rate swap agreements	Other current liabilities	$(2,157,324)
Interest rate swap agreements	Other long-term liabilities	(6,181,964)
Total derivatives designated as hedging instruments		$(8,339,288)

During the three months ended March 31, 2020, as a result of the effect of cash flow hedge accounting, the Company recognized a loss of $10,709,835 in other comprehensive income (loss) and $707,381 was reclassified from other comprehensive income (loss) and recognized as a reduction to interest expense, net,  in the accompanying consolidated statements of operations. During the three months ended March 31, 2019, as a result of the effect of the Company’s derivative financial instruments that were not designated as hedging instruments, the Company recognized $2,702,400 in interest expense, net in the accompanying consolidated statements of operations.

(7)          Derivative Instruments and Hedging Activities

FASB ASC Topic 815, Derivatives and Hedging (ASC 815), provides the disclosure requirements for derivatives and hedging activities with the intent to provide users of financial statements with an enhanced understanding of: (a) how and why an entity uses derivative instruments, (b) how the entity accounts for derivative instruments and related hedged items, and (c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance, and cash flows. Further, qualitative disclosures are required that explain the Company’s objectives and strategies for using derivatives, as well as quantitative disclosures about the fair value of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative instruments.

As discussed in Note 6, Fair Value of Assets and Liabilities, and as required by ASC 815, the Company records all derivatives on its consolidated balance sheet at fair value. The accounting for changes in the fair value of derivatives depends on the intended use of the derivative, whether the Company has elected to designate a derivative in a hedging relationship and apply hedge accounting and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting. Derivatives designated and qualifying as a hedge of the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges. Hedge accounting generally provides for the matching of the timing of gain or loss recognition on the hedging instrument with the recognition of the earnings effect of the hedged forecasted transactions in a cash flow hedge.

The Company is exposed to certain risk arising from economic conditions. The Company principally manages its exposures to interest rate risk through the use of derivative financial instruments. Specifically, the Company enters into derivative financial instruments to manage differences in the amount, timing and duration of the Company’s known or expected cash payments principally related to the Company’s variable rate borrowings.

The Company’s objectives in using interest rate derivatives are to add stability to interest expense and to manage its exposure to interest rate movements. To accomplish this objective, the Company primarily uses interest rate swaps as part of its interest rate risk management strategy.  Interest rate swaps designated as cash flow hedges involve the receipt of variable amounts from a counterparty in exchange for the Company making fixed-rate payments over the life of the agreements without exchange of the underlying notional amount.

For derivatives designated and that qualify as cash flow hedges of interest rate risk, the gain or loss on the derivative is recorded in accumulated other comprehensive income and subsequently reclassified into interest expense in the same period during which the hedged transaction affects earnings. Amounts reported in accumulated other comprehensive income related to derivatives will be reclassified to interest expense as interest payments are made on the Company’s variable-rate debt. In the twelve months subsequent to December 31, 2019, the Company estimates that an additional $3,526,000 will be reclassified as a reduction to interest expense.

As of December 31, 2019 and 2018, the Company had outstanding interest rate derivatives with third parties in which the Company pays a fixed interest rate and receives a rate equal to the one-month LIBOR. The notional associated with the swap agreements was $250,000,000 and $85,000,000 as of December 31, 2019 and 2018, respectively, and have maturity dates at certain dates through March 2024.  Prior to August 22, 2019, the interest rate swap agreements were not designated as cash flow hedging instruments for accounting purposes and accordingly changes in fair value of the interest rate swap agreements were recorded in earnings. On August 22, 2019, in accordance with the provisions of ASC 815 and FASB ASU No. 2017-12, Targeted Improvements to Accounting for Hedging Activities, the Company designated its swaps as effective cash flow hedges of interest rate risk. Accordingly, subsequent to August 22, 2019, changes in the fair value of the interest rate swaps are recorded as a component of accumulated other comprehensive income within stockholders’ equity and subsequently reclassified into interest expense in the same period during which the hedged transaction affects earnings.

The table below presents the fair value of the Company’s derivative financial instruments as well as their classification on the consolidated balance sheets at December 31, 2019 and 2018:

	As of December 31, 2019
	Balance Sheet	Fair Value
	Location	Asset (Liability)
Derivatives designated as hedging instruments:
Interest rate swap agreements	Other current liabilities	$(2,157,324)
Interest rate swap agreements	Other long-term liabilities	(6,181,964)

Total derivatives designated as hedging instruments		$(8,339,288)

	As of December 31, 2018
	Balance Sheet	Fair Value
	Location	Asset (Liability)
Derivatives not designated as hedging instruments:
Interest rate swap agreements	Prepaid and other current assets	$943,134
Interest rate swap agreements	Other current liabilities	(396,302)
Total derivatives not designated as hedging instruments		$546,832

The table below presents the effect of cash flow hedge accounting on accumulated other comprehensive income during the year ended December  31, 2019. There was no effect on accumulated other comprehensive income during the year ended December  31, 2018.

	Year Ended December 31, 2019
	Amount of Gain	Location of Gain	Amount of Gain
	or (Loss)	or (Loss) Reclassified	or (Loss) Reclassified
	Recognized in	from Accumulated	from Accumulated
	OCI on Derivative	OCI into Income	OCI into Income
Derivatives in cash flow hedging relationships:
Interest rate swap agreements	$3,469,643	Interest expense	$932,807
Total	$3,469,643		$932,807

The table below presents the effect of the Company’s derivative financial instruments that were not designated as hedging instruments on the consolidated statements operations during the year ended December  31, 2019 and 2018 and represents the change in fair value of the Company’s interest rate swap agreements during such periods:

	Year Ended December 31, 2019
	Location of Gain or (Loss)	Amount of Gain or (Loss)
	Recognized in Loss	Recognized in Loss
	on Derivative	on Derivative
Derivatives Not Designated as Hedging Instruments:
Interest rate swap agreements	Interest Expense	$(12,358,728)
Total		$(12,358,728)

	Year Ended December 31, 2018
	Location of Gain or (Loss)	Amount of Gain or (Loss)
	Recognized in Income	Recognized in Income
	on Derivative	on Derivative
Derivatives Not Designated as Hedging Instruments:
Interest rate swap agreements	Interest Expense	$546,832
Total		$546,832